Equity-Based Compensation (Details) - Schedule of summarizes RSA and RSU activity	12 Months Ended
Dec. 31, 2021 $ / shares shares
Restricted Stock Units [Member]
Equity-Based Compensation (Details) - Schedule of summarizes RSA and RSU activity [Line Items]
Restricted Stock Units, Units nonvested, Beginning Balance	472,000
Restricted Stock Units, Recapitalization Impact	(304,000)
Restricted Stock Units, Units nonvested, Beginning Balance	168,000
Restricted Stock Units, Units granted	2,821,000
Restricted Stock Units, Units vested	93,000
Restricted Stock Units, Units nonvested, Ending Balance	2,896,000
Restricted Stock Awards [Member]
Equity-Based Compensation (Details) - Schedule of summarizes RSA and RSU activity [Line Items]
Restricted Stock Awards, Units nonvested, Beginning Balance
Restricted Stock Awards, Recapitalization Impact
Restricted Stock Awards, Units nonvested, Beginning Balance
Restricted Stock Awards, Units granted	1,070,000
Restricted Stock Awards, Units vested
Restricted Stock Awards, Units nonvested, Ending Balance	1,070,000
Total Restricted Awards [Member]
Equity-Based Compensation (Details) - Schedule of summarizes RSA and RSU activity [Line Items]
Total Restricted Awards, Units nonvested, Beginning Balance	472,000
Total Restricted Awards, Recapitalization Impact	(304,000)
Total Restricted Awards, Units nonvested, Beginning Balance	168,000
Total Restricted Awards, Units granted	3,891,000
Total Restricted Awards, Units vested	93,000
Total Restricted Awards, Units nonvested, Ending Balance	3,966,000
Weighted-Average Grant-Date Fair Value [Member]
Equity-Based Compensation (Details) - Schedule of summarizes RSA and RSU activity [Line Items]
Weighted-Average Grant-Date Fair Value, Units nonvested, Beginning Balance (in Dollars per share) | $ / shares	$ 1.28
Weighted-Average Grant-Date Fair Value, Recapitalization Impact (in Dollars per share) | $ / shares	2.39
Weighted-Average Grant-Date Fair Value, Units nonvested, Beginning Balance (in Dollars per share) | $ / shares	3.67
Weighted-Average Grant-Date Fair Value, Units granted (in Dollars per share) | $ / shares	9.31
Weighted-Average Grant-Date Fair Value, Units vested (in Dollars per share) | $ / shares	3.77
Weighted-Average Grant-Date Fair Value, Units nonvested, Ending Balance (in Dollars per share) | $ / shares	$ 9.2